Basic and Diluted Net Loss per Share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Basic and Diluted Net Loss per Share
22.	Basic and diluted net loss per share

(a) Basic and diluted net loss per share

Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year ended December 31, 2017	Year ended December 31, 2018	Year ended December 31, 2019
Numerator:
Net loss attributable to Qutoutiao Inc.	(94,759,689)	(1,942,571,687)	(2,688,680,705)
Accretion on Series A convertible redeemable preferred shares redemption value	(5,213,802)	(15,718,213)	—
Accretion on Series A1 convertible redeemable preferred shares redemption value	(798,981)	(4,840,875)	—
Accretion on Series B1 convertible redeemable preferred shares redemption value	—	(37,001,459)	—
Accretion on Series B2 convertible redeemable preferred shares redemption value	—	(31,800,587)	—
Accretion on Series B3 convertible redeemable preferred shares redemption value	—	(12,312,158)	—
Accretion on Series C1 convertible redeemable preferred shares redemption value	—	(133,451)	—
Deemed dividend to preferred shareholders (Note 14)	—	(1,916,871)	—
Accretion on redemption value of Series A convertible redeemable preferred shares of a subsidiary (Note 20)	—	(978,201)	(12,171,842)
Accretion on redemption value of Series B convertible redeemable preferred shares of a subsidiary (Note 20)		—	(8,376,190)
Gains on repurchase of convertible redeemable preferred shares (Note 14)	—	18,332,152	—
Net loss attributable to ordinary shareholders-Basic and diluted	(100,772,472)	(2,028,941,350)	(2,709,228,737)
Denominator:
Denominator for basic and diluted loss per share Weighted- average ordinary shares outstanding
Basic and diluted (Note)	25,542,031	38,507,184	68,749,981
Basic and diluted loss per share	(3.95)	(52.69)	(39.41)
Denominator for basic and diluted loss per ADS Weighted-average ADS outstanding
Basic and diluted (Note)	102,168,124	154,028,736	274,999,924
Basic and diluted loss per ADS	(0.99)	(13.17)	(9.85)

Note:

(1)

As disclosed in Note 16 for restricted shares, a total of 15,937,500 ordinary shares subject to certain vesting restrictions are excluded from the issued and outstanding shares as of December 31, 2017 and are likewise excluded from the weighted average outstanding ordinary shares for basic loss per share calculation.

(2)

Options exercisable for a minimal exercise price are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered contingently issuable shares. Accordingly, the weighted average number of shares of 1,479,531 (5,918,125 ADSs), 3,506,712 ( 14,026,848 ADSs), and 5,329,287 ( 21,317,146 ADSs) related to these options, for which the exercise price is RMB0.0007 per share, are included in the denominator for the computation of basic EPS for the years ended December 31, 2017, 2018 and 2019, respectively.

For the years ended December 31, 2017, 2018 and 2019, assumed conversion of the Preferred Shares have not been reflected in the dilutive calculations pursuant to ASC 260, “Earnings Per Share,” due to the anti-dilutive effect as a result of the Group’s net loss. The effects of all other outstanding share options and restricted shares granted to the founders have also been excluded from the computation of diluted loss per share for the years ended December 31, 2017, 2018 and 2019 due to their anti-dilutive effect.

The following potential ordinary shares were excluded from the computation of diluted net loss per ordinary share for the periods presented because including them would have had an anti-dilutive effect:

	Year ended
	December 31, 2017	December 31, 2018	December 31, 2019
Preferred shares — weighted average	1,425,137	10,134,756	—
Share options — weighted average	7,016,694	6,350,735	4,119,918
Restricted shares — weighted average	—	6,976,785	—